PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Cost of property and equipment held under finance lease	$ 1,257	$ 1,260
Accumulated depreciation and amortization of property and equipment held under finance lease	$ 190	65
Description of annual fee per square meter for years one to three	MOP0.75 (equivalent to $0.09)
Description of annual fee per square meter for years four to ten	MOP2.5 (equivalent to $0.3)
Depreciation and amortization expenses of property and equipment	$ 196,985	$ 194,617	$ 158,746
Studio City Casino [Member]
Property, Plant and Equipment [Line Items]
Area of land | m²	28,784.3